LOANS (Details 6) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 872,634	$ 848,431	$ 752,740
Pass
Financing Receivable, Recorded Investment [Line Items]
Total Loans	755,011	740,100	635,641
Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans	33,361	17,870	16,007
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,615	12,939	16,592
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans		917
Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total Loans	73,647	76,605	84,500
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans	373,435	364,867	371,510
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Loans	349,204	356,415	355,623
Commercial Real Estate | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans	22,321	6,531	6,852
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,910	1,921	9,035
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans		0
Commercial Real Estate | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans	382,550	361,782	240,223
Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Loans	363,366	339,079	224,190
Commercial | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,040	11,339	9,155
Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,144	10,447	6,878
Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans		917
Commercial | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans	54,898	57,361	67,724
Residential Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Residential Real Estate | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Residential Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans	561	571	679
Residential Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans		0
Residential Real Estate | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total Loans	54,337	56,790	67,045
Construction and Land Development
Financing Receivable, Recorded Investment [Line Items]
Total Loans	42,441	44,606	55,828
Construction and Land Development | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Loans	42,441	44,606	55,828
Construction and Land Development | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Construction and Land Development | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Construction and Land Development | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans		0
Construction and Land Development | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Loans	19,310	19,815	17,455
Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Consumer | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0	0
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans		0
Consumer | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 19,310	$ 19,815	$ 17,455